UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-21944
                                                   -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: June 30, 2008
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.




FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS--99.1%
            AUSTRIA--4.6%
   16,170   Telekom Austria AG                              $     350,824
    6,118   Wienerberger AG                                       256,899
                                                            -------------
                                                                  607,723
                                                            -------------
            BELGIUM--3.4%
   10,512   Belgacom SA                                           453,489
                                                            -------------
            DENMARK--5.4%
    9,018   Danske Bank A/S                                       260,834
    5,640   NKT Holding A/S                                       455,453
                                                            -------------
                                                                  716,287
                                                            -------------
            FRANCE--5.7%
   17,906   Credit Agricole SA                                    365,935
   13,098   France Telecom SA                                     385,842
                                                            -------------
                                                                  751,777
                                                            -------------
            GERMANY--9.2%
    4,155   Deutsche Bank AG                                      358,821
   26,599   Deutsche Telekom AG                                   435,541
    4,120   RWE AG                                                414,828
                                                            -------------
                                                                1,209,190
                                                            -------------
            IRELAND--7.5%
   21,478   Allied Irish Banks PLC                                331,365
   36,883   Bank of Ireland Group                                 320,724
   32,511   Irish Life & Permanent PLC                            338,347
                                                            -------------
                                                                  990,436
                                                            -------------
            NORWAY--6.2%
   27,109   DnB NOR ASA                                           344,904
   12,883   StatoilHydro ASA                                      480,343
                                                            -------------
                                                                  825,247
                                                            -------------
            SWITZERLAND--7.2%
   12,159   Ciba Specialty Chemicals AG                           351,362
    1,022   Swisscom AG                                           340,900
      990   Zurich Financial Services AG                          253,424
                                                            -------------
                                                                  945,686
                                                            -------------
            UNITED KINGDOM--49.9%
   91,547   Alliance & Leicester PLC                              537,922
   96,449   Amlin PLC                                             481,236
  100,857   Barratt Developments PLC                              116,516
  190,110   Brit Insurance Holdings PLC                           663,615
  157,665   Cattles PLC                                           420,817
   25,543   Cattles PLC  (b)                                       65,250


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
1,141,353   DSG International PLC                           $   1,011,656
   87,910   Lloyds TSB Group PLC                                  544,130
   45,038   Provident Financial PLC                               713,180
  263,082   Taylor Wimpey PLC                                     324,890
  244,802   Tomkins PLC                                           736,283
  136,058   Trinity Mirror PLC                                    295,395
   49,743   United Utilities PLC                                  680,183
                                                            -------------
                                                                6,591,073
                                                            -------------
            TOTAL COMMON STOCKS--99.1%
            (Cost $18,791,848)                                 13,090,908


            MONEY MARKET FUND--0.0%
            UNITED STATES --0.0%
      559   Morgan Stanley Institutional Treasury
                 Money Market Fund--1.85% (c)
            (Cost $559)                                               559
                                                            -------------


            TOTAL INVESTMENTS--99.1%
            (Cost $18,792,407) (d)                             13,091,467
            NET OTHER ASSETS AND LIABILITIES--0.9%                115,361
                                                            -------------
            NET ASSETS--100.0%                              $  13,206,828
                                                            =============

(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents 7-day annualized yield at June 30, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $84,905 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,785,845.


A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows (See Note 1A):

  ------------------------------------------------- -------------------------
                                                          Investments
                                                         in Securities
                                                    -------------------------
  Level 1 - Quoted Prices                                 $ 13,090,908
  ------------------------------------------------- -------------------------
  Level 2 - Other Significant Observable Inputs                    559
  ------------------------------------------------- -------------------------
  Level 3 - Significant Unobservable Inputs                          -
  ------------------------------------------------- -------------------------
  Total                                                   $ 13,091,467
  ------------------------------------------------- -------------------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DJ STOXX(R) SELECT DIVIDEND 30 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


                        PORTFOLIO COMPOSITION BY INDUSTRY

                                                                      % OF
INDUSTRY                                                           NET ASSETS
---------------------------------------------------------- -------------------
Commercial Banks                                                        20.49%
Diversified Telecommunications                                          14.89
Insurance                                                               13.15
Consumer Finance                                                         9.08
Multi-Utilities                                                          8.29
Specialty Retail                                                         7.66
Industrial Conglomerates                                                 5.58
Oil, Gas, & Consumable Fuels                                             3.64
Machinery                                                                3.45
Household Durables                                                       3.34
Capital Markets                                                          2.72
Chemicals                                                                2.66
Media                                                                    2.24
Building Products                                                        1.94
Money Market Fund                                                        0.00
---------------------------------------------------------- -------------------
TOTAL INVESTMENTS                                                       99.13
NET OTHER ASSETS AND LIABILITIES                                         0.87
                                                           -------------------
TOTAL                                                                  100.00%
                                                           ===================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS--100.4%
            AUSTRALIA--10.6%
    7,640   Abacus Property Group                           $       8,423
    5,517   Australand Property Group                               6,294
    6,164   Babcock & Brown Japan Property Trust                    4,786
    3,588   Bunnings Warehouse Property Trust                       5,882
   27,212   Centro Retail Group                                     8,217
   19,953   CFS Retail Property Trust                              35,387
   19,218   Commonwealth Property Office Fund                      22,753
   34,897   DB RREEF Trust                                         46,167
    3,104   FKP Property Group                                     14,581
   20,379   Goodman Group                                          60,367
   26,174   GPT Group                                              55,704
   13,294   ING Industrial Fund                                    20,009
   14,978   ING Office Fund                                        16,513
   15,893   Macquarie CountryWide Trust                            13,712
   11,062   Macquarie DDR Trust                                     4,242
   24,152   Macquarie Office Trust                                 18,060
   13,104   Mirvac Group                                           37,184
   17,263   Stockland                                              89,200
    2,844   Sunland Group Ltd.                                      6,189
    4,083   Tishman Speyer Office Fund                              5,362
   18,118   Valad Property Group                                   11,637
   22,930   Westfield Group                                       357,865
                                                            -------------
                                                                  848,534
                                                            -------------
            AUSTRIA--1.3%
    1,039   CA Immobilien Anlagen AG (b)                           21,773
    1,016   Conwert Immobilien Invest AG (b)                       17,468
    5,463   ImmoFinanz Immobilien Analagen AG                      56,338
      811   Sparkassen Immobilien AG (b)                            8,823
                                                            -------------
                                                                  104,402
                                                            -------------
            BELGIUM--0.6%
      155   Befimmo S.C.A.                                         16,375
       95   Cofinimmo SA                                           17,276
       83   Intervest Offices NV                                    3,101
       19   Leasinvest Real Estate S.C.A.                           2,047
       77   Warehouses De Pauw S.C.A                                4,638
       25   Wereldhave Belgium S.C.A.                               2,036
                                                            -------------
                                                                   45,473
                                                            -------------
            BERMUDA--2.1%
    3,597   Great Eagle Holdings Ltd.                              10,610
   20,922   Hongkong Land Holdings Ltd.                            88,709
    7,010   Hopson Development Holdings Ltd.                        7,885
    6,728   Kerry Properties Ltd.                                  35,334
      505   Orient-Express Hotels Ltd., Class A                    21,937
                                                            -------------
                                                                  164,475
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            CANADA--3.7%
      333   Allied Properties Real Estate Investment Trust  $       6,597
      603   Boardwalk Real Estate Investment                       22,560
    3,543   Brookfield Properties                                  63,654
      920   Calloway Real Estate Investment Trust                  17,684
      791   Canadian Apartment Properties Real Estate
                Investment Trust                                   13,521
      719   Canadian Real Estate Investment Trust                  20,639
    1,131   Chartwell Seniors Housing Real Estate
                 Investment Trust                                  10,193
      537   Cominar Real Estate Investment Trust                   11,559
      204   Dundee Real Estate Investment Trust                     6,246
      719   Extendicare Real Estate Investment Trust                6,339
    1,726   H&R Real Estate Investment Trust                       30,468
      874   InnVest Real Estate Investment Trust                    8,228
      527   Morguard Real Estate Investment Trust                   6,925
      268   Northern Property Real Estate Investment Trust          5,919
      735   Primaris Retail Real Estate Investment Trust           13,198
    2,587   RioCan Real Estate Investment Trust                    50,385
                                                            -------------
                                                                  294,115
                                                            -------------
            CAYMAN ISLANDS--1.3%
   17,832   Agile Property Holdings Ltd.                           15,551
   19,199   China Resources Land Ltd.                              26,593
   38,943   Country Garden Holdings, Co., Ltd.                     25,272
   13,575   New World China Land Ltd.                               7,034
   15,675   Shimao Property Holdings Ltd.                          17,992
   14,943   Shui On Land Ltd.                                      12,438
                                                            -------------
                                                                  104,880
                                                            -------------
            DENMARK--0.1%
      334   TK Development A/S (b)                                  4,372
                                                            -------------
            FINLAND--0.3%
    1,961   Citycon Oyj                                             9,911
      989   Sponda Oyj                                              8,611
      682   Technopolis Oyj                                         5,551
                                                            -------------
                                                                   24,073
                                                            -------------
            FRANCE--4.9%
      516   Acanthe Developpement SA                                1,698
       48   Affine Group                                            2,418
      247   Fonciere des Regions Group                             30,256
      222   Gecina SA                                              26,914
      212   Icade                                                  24,743
      824   Klepierre LLC                                          41,515
      358   Mercialys                                              15,749
       60   Societe de la Tour Eiffel                               7,085
      155   Societe Immobiliere de Location pour
                 l'Industrie et le Commerce                        19,474
      968   Unibail-Rodamco SA                                    223,916
                                                            -------------
                                                                  393,768
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            GERMANY--0.5%
      333   Alstria Office AG                               $       5,505
      261   Colonia Real Estate AG                                  2,897
      409   Deutsche Euroshop AG                                   15,654
      229   Deutsche Wohnen AG (b)                                  3,450
      254   DIC Asset AG                                            6,415
      310   Patrizia Immobilien AG (b)                              1,518
      230   Vivacon AG                                              2,191
                                                            -------------
                                                                   37,630
                                                            -------------
            GREECE--0.2%
      303   Babis Vovos International Construction SA               9,971
      218   Eurobank Properties Real Estate Investment Co.          2,643
      156   Lamda Development SA (b)                                2,235
                                                            -------------
                                                                   14,849
                                                            -------------
            GUERNSEY--0.3%
    3,392   F&C Commercial Property Trust Ltd.                      5,354
    3,945   ING UK Real Estate Income Trust Ltd.                    3,732
    4,208   Invista Foundation Property Trust Ltd.                  3,059
      675   ISIS Property Trust Ltd.                                1,190
      986   ISIS Property Trust 2 Ltd.                              1,473
      140   Mapeley Ltd.                                            3,653
    1,238   Standard Life Investment Property Income
                 Trust PLC                                          1,646
    1,699   Teesland Advantage Property Income Trust Ltd.           1,455
    3,096   UK Commercial Property Trust Ltd.                       4,132
                                                            -------------
                                                                   25,694
                                                            -------------
            HONG KONG--9.6%
   16,322   Champion Real Estate Investment Trust                   7,557
   46,077   China Overseas Land & Investment Ltd.                  72,804
   24,650   Hang Lung Properties Ltd.                              79,034
   12,775   Henderson Land Development Co., Ltd.                   79,626
    9,266   Hysan Development Co., Ltd.                            25,431
    6,848   Kowloon Development Co., Ltd.                          12,542
   25,440   Link (The) REIT                                        57,945
   32,955   New World Development Co., Ltd.                        67,117
   19,152   Shenzhen Investment Ltd.                                6,902
   28,637   Sino Land Co., Ltd.                                    56,927
   22,236   Sun Hung Kai Properties Ltd.                          301,718
                                                            -------------
                                                                  767,603
                                                            -------------
            ITALY--0.2%
      901   Aedes S.p.A. (b)                                        1,536
    9,115   Beni Stabili S.p.A.                                     9,041
    1,472   Immobiliare Grande Distribuzione                        4,357
    1,306   Risanamento S.p.A. (b)                                  1,747
                                                            -------------
                                                                   16,681
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            JAPAN--12.6%
    1,116   AEON Mall Co., Ltd.                             $      33,001
      737   DAIBIRU Corp.                                           8,183
    1,840   HEIWA Real Estate, Co., Ltd.                            9,115
        7   Japan Prime Realty Investment Corp.                    20,700
        5   Japan Real Estate Investment Corp.                     52,738
        5   Japan Retail Fund Investment Corp.                     28,818
        2   Kenedix Realty Investment Corp.                        11,866
   11,930   Mitsubishi Estate Co., Ltd.                           273,013
   10,081   Mitsui Fudosan Co., Ltd.                              215,509
        1   MORI TRUST Sogo Reit, Inc.                              9,418
        6   Nippon Building Fund, Inc.                             70,631
        3   Nippon Commercial Investment Corp.                      8,476
        4   Nomura Real Estate Office Fund, Inc.                   30,098
       16   NTT Urban Development Corp.                            20,945
        3   ORIX JREIT, Inc.                                       18,223
        2   Premier Investment Co.                                  9,154
    5,744   Sumitomo Realty & Development Co., Ltd.               114,139
    1,092   TOC Co., Ltd.                                           5,307
    2,375   Tokyo Tatemono Co., Ltd.                               15,366
    4,297   Tokyu Land Corp.                                       24,402
        2   TOKYU REIT, Inc.                                       16,255
        2   United Urban Investment Corp.                           9,003
                                                            -------------
                                                                1,004,360
                                                            -------------
            JERSEY--0.0%
    1,827   Invesco Property Income Trust Ltd.                        810
                                                            -------------
            LUXEMBOURG--0.2%
      536   Gagfah SA                                               7,612
      674   ProLogis European Properties                            9,625
                                                            -------------
                                                                   17,237
                                                            -------------
            NETHERLANDS--1.8%
      800   Corio NV                                               62,512
      425   Eurocommercial Properties NV                           20,255
      426   Nieuwe Steen Investments Funds NV                      11,067
    1,392   Plaza Centers (Europe) NV                               4,436
      251   VastNed Offices/Industrial NV                           6,853
      199   Vastned Retail NV                                      15,979
      247   Wereldhave NV                                          26,036
                                                            -------------
                                                                  147,138
                                                            -------------
            NEW ZEALAND--0.1%
    8,475   Kiwi Income Property Trust                              7,816
                                                            -------------

            NORWAY--0.1%
    1,883   Norwegian Property ASA                                  8,762
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            POLAND--0.2%
    1,290   Globe Trade Centre SA (b)                       $      18,390
                                                            -------------
            SINGAPORE--3.0%
    9,539   Allgreen Properties, Ltd.                               6,941
   15,400   Ascendas Real Estate Investment Trust                  25,015
   11,945   CapitaCommercial Trust                                 16,769
   25,020   Capitaland Ltd.                                       104,821
   14,728   CapitaMall Trust                                       32,367
    4,064   Keppel Land Ltd.                                       14,816
    9,790   Mapletree Logistics Trust                               6,116
    2,000   Singapore Land Ltd                                      9,158
   17,197   Suntec Real Estate Investment Trust                    17,190
    7,087   Wing Tai Holdings Ltd.                                  8,386
                                                            -------------
                                                                  241,579
                                                            -------------
            SPAIN--0.0%
      119   Renta Corporation Real Estate SA                          956
                                                            -------------
            SWEDEN--0.8%
    2,047   Castellum AB                                           19,544
    2,124   Fabege AB                                              14,213
      966   Hufvudstaden AB                                         9,303
    1,487   Klovern AB                                              4,617
    1,625   Kungsleden AB                                          12,034
      457   Wihlborgs Fastigheter AB                                8,214
                                                            -------------
                                                                   67,925
                                                            -------------
            SWITZERLAND--0.7%
       68   Allreal Holding AG                                      8,687
      558   PSP Swiss Property AG                                  33,156
      229   Swiss Prime Site AG                                    13,360
      405   Zueblin Immobilien Holding AG                           3,461
                                                            -------------
                                                                   58,664
                                                            -------------
            UNITED KINGDOM--6.6%
      286   A.J. Mucklow Group PLC                                  1,709
    1,024   Big Yellow Group PLC                                    5,854
    6,088   British Land Co., PLC                                  85,915
    3,228   Brixton PLC                                            15,463
      845   Capital & Regional PLC                                  3,198
      598   CLS Holdings PLC (b)                                    4,065
       58   Daejan Holdings PLC                                     2,612
    1,197   Derwent London PLC                                     24,033
      485   Development Securities PLC                              2,802
    1,153   Grainger PLC                                            4,938
    2,154   Great Portland Estates PLC                             14,512
    3,457   Hammerson PLC                                          61,455
    1,134   Helical Bar PLC                                         6,652
    5,537   Land Securities Group PLC                             135,874
    4,318   Liberty International PLC                              74,138
    1,903   Minerva PLC (b)                                         3,326
      400   Primary Health Properties PLC                           2,231


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM (CONTINUED)
    1,540   Quintain Estates & Development PLC              $       5,774
    5,153   Segro PLC                                              40,389
    1,609   Shaftesbury PLC                                        12,491
    1,078   St. Modwen Properties PLC                               5,964
    1,480   Unite Group PLC                                         6,869
    2,064   Workspace Group PLC                                     5,951
                                                            -------------
                                                                  526,215
                                                            -------------
            UNITED STATES--38.6%
      382   Acadia Realty Trust                                     8,843
       93   Agree Realty Corp.                                      2,051
       24   Alexander's, Inc. (b)                                   7,454
      379   Alexandria Real Estate Equities, Inc.                  36,892
    1,165   AMB Property Corp.                                     58,693
      474   American Campus Communities, Inc.                      13,196
    1,068   Apartment Investment & Management Co.                  36,376
    1,425   Ashford Hospitality Trust                               6,584
      195   Associated Estates Realty Corp.                         2,088
      916   AvalonBay Communities, Inc.                            81,671
      854   BioMed Realty Trust, Inc.                              20,949
    1,416   Boston Properties, Inc.                               127,752
    1,036   Brandywine Realty Trust                                16,327
      607   BRE Properties, Inc.                                   26,271
      633   Camden Property Trust                                  28,017
      790   CBL & Associates Properties, Inc.                      18,044
      526   Cedar Shopping Centers, Inc.                            6,165
      559   Colonial Properties Trust                              11,191
      567   Corporate Office Properties Trust                      19,465
    1,481   Corrections Corp. of America (b)                       40,683
      460   Cousins Properties, Inc.                               10,626
    2,043   DCT Industrial Trust, Inc.                             16,916
    1,422   Developers Diversified Realty Corp.                    49,358
    1,125   DiamondRock Hospitality Co.                            12,251
      783   Digital Realty Trust, Inc.                             32,033
    1,083   Douglas Emmett, Inc.                                   23,794
    1,733   Duke Realty Corp.                                      38,906
      422   DuPont Fabros Technology, Inc.                          7,866
      296   EastGroup Properties, Inc.                             12,698
      339   Education Realty Trust, Inc.                            3,949
      365   Entertainment Properties Trust                         18,046
      289   Equity Lifestyle Properties, Inc.                      12,716
      439   Equity One, Inc.                                        9,021
    3,208   Equity Residential                                    122,770
      304   Essex Property Trust, Inc.                             32,376
    1,006   Extra Space Storage, Inc.                              15,452
      700   Federal Realty Investment Trust                        48,300
      749   FelCor Lodging Trust, Inc.                              7,865
      526   First Industrial Realty Trust, Inc.                    14,449
      289   First Potomac Realty Trust                              4,404
      938   Forest City Enterprises, Inc., Class A                 30,222
    3,184   General Growth Properties, Inc.                       111,536
      220   Getty Realty Corp.                                      3,170
      448   Glimcher Realty Trust                                   5,009
    2,790   HCP, Inc.                                              88,750


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            UNITED STATES (CONTINUED)
    1,069   Health Care REIT, Inc.                          $      47,571
      603   Healthcare Realty Trust, Inc.                          14,333
      564   Hersha Hospitality Trust                                4,258
      675   Highwoods Properties, Inc.                             21,209
      503   Hilltop Holdings Inc. (b)                               5,186
      377   Home Properties, Inc.                                  18,119
    1,117   Hospitality Properties Trust                           27,322
    6,234   Host Hotels & Resorts, Inc.                            85,094
    2,674   HRPT Properties Trust                                  18,103
      785   Inland Real Estate Corp.                               11,320
      683   Investors Real Estate Trust                             6,516
      385   Kilroy Realty Corp.                                    18,107
    3,013   Kimco Realty Corp.                                    104,009
      344   Kite Realty Group Trust                                 4,300
      475   LaSalle Hotel Properties                               11,937
      718   Lexington Realty Trust                                  9,786
    1,094   Liberty Property Trust                                 36,266
      273   LTC Properties, Inc.                                    6,978
      890   Macerich (The) Co.                                     55,296
      782   Mack-Cali Realty Corp.                                 26,721
      571   Maguire Properties, Inc. (b)                            6,949
      790   Medical Properties Trust, Inc.                          7,995
      312   Mid-America Apartment Communities, Inc.                15,924
      114   National Healthcare Corp.                               5,225
      874   National Retail Properties, Inc.                       18,267
    1,147   Nationwide Health Properties, Inc.                     36,119
      820   OMEGA Healthcare Investors, Inc.                       13,653
      181   Parkway Properties, Inc.                                6,105
      468   Pennsylvania Real Estate Investment Trust              10,830
      523   Post Properties, Inc.                                  15,559
    3,120   ProLogis                                              169,571
      182   PS Business Parks, Inc.                                 9,391
    1,519   Public Storage                                        122,720
      220   Ramco-Gershenson Properties                             4,519
    1,202   Realty Income Corp.                                    27,358
      829   Regency Centers Corp.                                  49,010
      157   Saul Centers, Inc.                                      7,377
    1,332   Senior Housing Properties Trust                        26,014
    2,659   Simon Property Group, Inc.                            239,017
      699   SL Green Realty Corp.                                  57,821
      259   Sovran Self Storage, Inc.                              10,764
      885   Strategic Hotels & Resorts, Inc.                        8,292
      218   Sun Communities, Inc.                                   3,974
      699   Sunstone Hotel Investors, Inc.                         11,603
      372   Tanger Factory Outlet Centers, Inc.                    13,366
      472   Taubman Centers, Inc.                                  22,963
    1,526   UDR, Inc.                                              34,152
      139   Universal Health Realty Income Trust                    4,170
      223   Urstadt Biddle Properties, Inc.                         3,269
      687   U-Store-It Trust                                        8,210
    1,637   Ventas, Inc.                                           69,687
    1,828   Vornado Realty Trust                                  160,863
      585   Washington Real Estate Investment Trust                17,579
      999   Weingarten Realty Investors                            30,290


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            UNITED STATES (CONTINUED)
      685   Winthrop Realty Trust, Inc.                     $       2,466
                                                            -------------
                                                                3,084,698
                                                            -------------
            TOTAL COMMON STOCKS--100.4%
            (Cost $9,664,640)                                   8,031,099

            RIGHTS--0.0%
            NORWAY--0.0%
      865   Norwegian Property ASA                                     14
            (Cost $0)

            MONEY MARKET FUND--0.5%
            UNITED STATES--0.5%
   40,826   Morgan Stanley Institutional Treasury
                 Money Market Fund--1.85% (c)
            (Cost $40,825)                                         40,826
                                                            -------------

            TOTAL INVESTMENTS--100.9%
            (Cost $9,705,465) (d)                               8,071,939
            NET OTHER ASSETS AND LIABILITIES--(0.9%)              (70,394)
                                                            -------------
            NET ASSETS--100.0%                              $   8,001,545
                                                            =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents 7-day annualized yield at June 30, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,182 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,643,708.

REIT - Real Estate Investment Trust.


A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows (See Note 1A):

  ------------------------------------------------- -------------------------
                                                          Investments
                                                         in Securities
                                                    -------------------------
  Level 1 - Quoted Prices                                  $ 6,044,636
  ------------------------------------------------- -------------------------
  Level 2 - Other Significant Observable Inputs              2,027,303
  ------------------------------------------------- -------------------------
  Level 3 - Significant Unobservable Inputs                          -
  ------------------------------------------------- -------------------------
  Total                                                    $ 8,071,939
  ------------------------------------------------- -------------------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)



                        PORTFOLIO COMPOSITION BY INDUSTRY

                                                                  % OF
INDUSTRY                                                       NET ASSETS
---------------------------------------------------------- ---------------
Real Estate Investment Trusts                                       69.92%
Real Estate Management & Development                                29.38
Commercial Services & Supplies                                       0.51
Hotels, Restaurants & Leisure                                        0.27
Capital Markets                                                      0.16
Health Care Providers & Services                                     0.06
Insurance                                                            0.06
Rights                                                               0.00
Money Market Fund                                                    0.50
---------------------------------------------------------- ---------------
TOTAL INVESTMENTS                                                  100.86
NET OTHER ASSETS AND LIABILITIES                                    (0.86)
                                                           ---------------
TOTAL                                                              100.00%
                                                           ===============



                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS--102.0%
            AUSTRALIA --25.8%
    1,073   Australia & New Zealand Banking Group Ltd.        $    19,256
    3,198   BlueScope Steel Ltd.                                   34,766
      434   Commonwealth Bank of Australia                         16,713
   21,800   Commonwealth Property Office Fund REIT                 25,810
   10,375   CSR Ltd.                                               24,368
    5,434   Fairfax Meolia Ltd.                                    15,264
    9,809   FKP Property Group                                     46,077
   16,336   ING Industrial Fund REIT                               24,587
   23,355   ING Office Fund REIT                                   25,748
    9,263   Insurance Australia Group Ltd.                         30,814
    2,805   Lion Nathan Ltd.                                       22,991
    9,351   Macquarie Airports                                     18,467
   12,432   Macquarie Infrastructure Group                         27,649
   30,394   Macquarie Office Trust                                 22,727
    1,025   National Australia Bank Ltd.                           26,040
    5,409   Qantas Airways Ltd.                                    15,763
      867   Sims Group Ltd.                                        34,651
      864   St. George Bank Ltd.                                   22,455
    3,630   Stockland REIT                                         18,757
    1,936   Suncorp-Metway Ltd.                                    24,202
    7,570   Telestra Corp. Ltd.                                    30,770
   14,602   Tishman Speyer Office Fund                             19,178
      759   Wesfarmers Ltd.                                        27,140
    1,447   Westfield Group REIT                                   22,583
      907   Westpac Banking Corp.                                  17,390
                                                            -------------
                                                                  614,166
                                                            -------------
            BELGIUM--1.1%
      327   Mobistar SA                                            26,489
                                                            -------------
            BERMUDA--1.0%
    4,093   VTech Holdings Ltd.                                    24,672
                                                            -------------
            CANADA--9.2%
      875   Canadian Oil Sands Trust                               47,195
      682   Manitoba Telecom Services, Inc.                        26,760
    3,581   Mullen Group Income Fund                               79,543
    3,441   Norbord, Inc.                                          18,425
    1,590   Russel Metals, Inc.                                    47,106
                                                            -------------
                                                                  219,029
                                                            -------------
            FINLAND--1.1%
      503   Fortum Oyj                                             25,548
                                                            -------------
            FRANCE--1.6%
      681   France Telecom SA                                      20,061
      207   Societe Generale                                       18,020
                                                            -------------
                                                                   38,081
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            GERMANY--0.8%
      141   RWE AG                                          $      17,811
                                                            -------------
            HONG KONG--4.8%
    9,358   BOC Hong Kong Holdings Ltd.                            24,783
    4,077   Citic Pacific Ltd.                                     15,033
    3,461   CLP Holdings Ltd.                                      29,651
    4,430   HongKong Electric Holdings Ltd.                        26,504
    3,492   Orient Overseas International Ltd.                     17,466
                                                            -------------
                                                                  113,437
                                                            -------------
            IRELAND--2.4%
    1,274   Allied Irish Banks PLC                                 19,655
    2,336   Bank of Ireland                                        20,313
    1,772   Irish Life & Permanent PLC                             18,441
                                                            -------------
                                                                   58,409
                                                            -------------
            ITALY--3.9%
      769   Eni S.p.A.                                             28,695
    4,328   Milano Assicurazioni S.p.A.                            22,317
    1,091   Pirelli & C. Real Estate S.p.A.                        21,300
   10,539   Telecom Italia S.p.A.                                  21,239
                                                            -------------
                                                                   93,551
                                                            -------------
            JAPAN--0.8%
    1,440   TAKEFUJI Corp.                                         20,030
                                                            -------------
            NETHERLANDS--3.9%
      842   Heijmans NV                                            20,257
      743   ING Groep NV                                           23,695
    1,475   OCE NV                                                 18,184
      297   Wereldhave NV REIT                                     31,306
                                                            -------------
                                                                   93,442
                                                            -------------
            NEW ZEALAND--2.5%
   21,593   Telecom Corp. of New Zealand Ltd.                      58,751
                                                            -------------
            NORWAY--2.6%
    1,604   DnB NOR ASA                                            20,407
    2,753   Norsk Hydro ASA                                        40,215
                                                            -------------
                                                                   60,622
                                                            -------------
            SINGAPORE--2.8%
    5,000   Singapore Petroleum Co., Ltd.                          24,255
   32,000   UOB-Kay Hian Holdings Ltd.                             42,336
                                                            -------------
                                                                   66,591
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            SWEDEN--3.0%
    6,562   Kungsleden AB                                   $      48,595
    1,490   NCC AB, Class B                                        22,452
                                                            -------------
                                                                   71,047
                                                            -------------
            UNITED KINGDOM--17.9%
    3,583   Alliance & Leicester PLC                               21,053
    3,659   Amlin PLC                                              18,257
    3,287   Barclays PLC                                           19,085
    7,467   Bradford & Bingley PLC                                  9,593
    7,428   Brit Insurance Holdings PLC                            25,929
    4,905   BT Group PLC                                           19,530
   14,283   HMV Group PLC                                          36,842
    2,515   IMI PLC                                                21,866
    4,588   Jardine Lloyd Thompson Group PLC                       34,611
   14,869   JJB Sports PLC                                         33,393
    4,145   Lloyds TSB Group PLC                                   25,656
    1,842   Provident Financial PLC                                29,168
   10,934   Rentokil Initial PLC                                   21,615
    2,652   Rexam PLC                                              20,469
      704   Severn Trent PLC                                       18,005
   10,843   Tomkins PLC                                            32,612
    4,724   Trinity Mirror PLC                                     10,256
    2,082   United Utilities PLC                                   28,469
                                                            -------------
                                                                  426,409
                                                            -------------
            UNITED STATES--16.8%
      277   Altria Group, Inc.                                      5,695
      475   AT&T, Inc.                                             16,003
      739   Bank of America Corp.                                  17,640
      884   BB&T Corp.                                             20,129
    1,196   Citigroup, Inc.                                        20,045
      757   Comerica, Inc.                                         19,402
      495   Consolidated Edison, Inc.                              19,350
    2,098   D.R. Horton, Inc.                                      22,763
      479   DTE Energy Co.                                         20,329
    2,272   First Horizon National Corp.                           16,881
    2,752   Huntington Bancshares, Inc.                            15,879
    1,375   KeyCorp                                                15,098
    2,716   National City Corp.                                    12,955
      662   Pepco Holdings, Inc.                                   16,980
      525   Progress Energy, Inc.                                  21,961
    1,368   Regions Financial Corp.                                14,925
      495   SCANA Corp.                                            18,315
      554   Southern Co.                                           19,346
    1,353   TECO Energy, Inc.                                      29,075
    1,808   Umpqua Holdings Corp.                                  21,931
      394   UST, Inc.                                              21,516
      824   Wachovia Corp.                                         12,797
                                                            -------------
                                                                  399,015
                                                            -------------

            TOTAL COMMON STOCKS--102.0%
            (Cost $3,047,334)                               $   2,427,100

            RIGHTS--0.0%
            UNITED KINGDOM--0.0%
      685   Barclays PLC (b)                                            0
            (Cost $0)                                       -------------

            MONEY MARKET FUND--1.2%
            UNITED STATES--1.2%
   28,882   Morgan Stanley Institutional Treasury
                 Money Market Fund--1.85% (c)                      28,882
            (Cost $28,882)                                  -------------


            TOTAL
            Investments--103.2%
            (Cost $3,076,216) (d)
            2,455,982
            NET OTHER ASSETS AND LIABILITIES--(3.2%)              (76,494)
                                                            -------------
            NET ASSETS--100.0%                              $   2,379,488
                                                            =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents 7-day annualized yield at June 30, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $103,505 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $723,739.

REIT - Real Estate Investment Trust.



A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows (See Note 1A):

  ------------------------------------------------- -------------------------
                                                          Investments
                                                         in Securities
                                                    -------------------------
  Level 1 - Quoted Prices                                  $ 2,427,100
  ------------------------------------------------- -------------------------
  Level 2 - Other Significant Observable Inputs                 28,882
  ------------------------------------------------- -------------------------
  Level 3 - Significant Unobservable Inputs                          -
  ------------------------------------------------- -------------------------
  Total                                                    $ 2,455,982
  ------------------------------------------------- -------------------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
JUNE 30, 2008 (UNAUDITED)


                        PORTFOLIO COMPOSITION BY INDUSTRY
                                                                    % OF
INDUSTRY                                                         NET ASSETS
---------------------------------------------------------- -----------------
Commercial Banks                                                      17.69%
Diversified Telecommunications                                         8.12
Real Estate Investment Trusts                                          8.01
Insurance                                                              7.34
Electric Utilities                                                     5.88
Multi-Utilities                                                        5.60
Real Estate Management & Development                                   4.87
Metals & Mining                                                        4.61
Oil, Gas & Consumable Fuels                                            4.21
Energy Equipment & Services                                            3.34
Industrial Conglomerates                                               3.03
Specialty Retail                                                       2.95
Diversified Financial Services                                         2.58
Consumer Finance                                                       2.07
Trading Companies & Distributors                                       1.98
Transportation Infrastructure                                          1.94
Construction & Engineering                                             1.79
Capital Markets                                                        1.78
Money Market Fund                                                      1.21
Food & Staples Retailing                                               1.14
Tobacco                                                                1.14
Wireless Telecommunication Services                                    1.11
Media                                                                  1.07
Communications Equipment                                               1.04
Beverages                                                              0.97
Household Durables                                                     0.96
Machinery                                                              0.92
Commercial Services & Suppliers                                        0.91
Containers & Packaging                                                 0.86
Paper & Forest Products                                                0.77
Office Electronics                                                     0.76
Water Utilities                                                        0.76
Marine                                                                 0.73
Airlines                                                               0.66
Thrifts & Mortgage Finance                                             0.40
---------------------------------------------------------- -----------------
TOTAL INVESTMENTS                                                    103.20
NET OTHER ASSETS AND LIABILITIES                                      (3.20)
                                                           -----------------
TOTAL                                                                100.00%
                                                           =================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS--98.3%
            AUSTRALIA--5.9%
   25,356   AGL Energy Ltd.                                 $     347,599
1,158,854   Babcock & Brown Wind Partners Group                 1,827,494
                                                            -------------
                                                                2,175,093
                                                            -------------
            BELGIUM--8.3%
    7,049   Air Energy SA (b)                                     431,725
  497,198   Hansen Transmissions International (b)              2,664,003
                                                            -------------
                                                                3,095,728
                                                            -------------
            BRAZIL--0.7%
   14,164   Centrais Eletricas Brasileiras SA ADR (b)             262,976
                                                            -------------
            CANADA--3.4%
   11,079   Boralex, Inc. (b)                                     155,260
   32,005   Canadian Hydro Developers, Inc. (b)                   167,919
  292,991   EarthFirst Canada, Inc. (b)                           445,362
   10,001   Heroux-Devtek, Inc. (b)                                76,599
    8,619   Innergex Renewable Energy, Inc. (b)                    66,775
  118,331   Western Wind Energy Corp. (b)                         353,937
                                                            -------------
                                                                1,265,852
                                                            -------------
            CHINA--1.4%
  152,107   China High Speed Transmission Equipment
                 Group Co., Ltd.                                  312,124
  105,321   Harbin Power Equipment Co., Ltd.                      152,634
  333,411   Shanghai Prime Machinery Co., Ltd.                     68,844
                                                            -------------
                                                                  533,602
                                                            -------------
            DENMARK--10.4%
   65,211   Greentech Energy Systems A/S (b)                    1,094,514
   21,126   Vestas Wind Systems A/S (b)                         2,765,301
                                                            -------------
                                                                3,859,815
                                                            -------------
            FRANCE--6.7%
    1,711   Alstom SA                                             395,113
      207   Areva SA                                              242,153
    5,287   EDF Energies Nouvelles                                353,527
   57,104   Theolia SA (b)                                      1,509,551
                                                            -------------
                                                                2,500,344
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            GERMANY--16.0%
    7,688   Conergy AG (b)                                  $     160,020
    6,497   E.ON AG ADR                                           436,620
   51,665   Nordex AG (b)                                       2,152,369
    7,097   REpower Systems AG (b)                              2,366,412
    3,387   RWE AG                                                427,841
    3,733   Siemens AG ADR                                        411,115
                                                            -------------
                                                                5,954,377
                                                            -------------
            GREECE--0.9%
    8,285   C. Rokas SA                                           169,577
   14,920   Terna Energy SA                                       176,182
                                                            -------------
                                                                  345,759
                                                            -------------
            HONG KONG--0.2%
1,178,232   China Windpower Group Ltd. (b)                         74,799
                                                            -------------
            JAPAN--3.7%
      282   Japan Wind Development Co., Ltd.                      993,248
   18,000   Mitsui & Co., Ltd.                                    397,514
                                                            -------------
                                                                1,390,762
                                                            -------------
            POLAND--0.2%
    5,902   Polish Energy Partners SA                              77,547
                                                            -------------
            PORTUGAL--0.8%
   58,824   EDP-Energias de Portugal SA                           307,021
                                                            -------------
            SPAIN--14.4%
    1,302   Acciona SA                                            309,234
    8,239   Endesa SA                                             401,352
  171,813   Fersa Energias Renovables SA                        1,203,778
   54,158   Gamesa Corporacion Technologica SA                  2,662,111
   48,524   Iberdrola Renovables SA (b)                           375,883
   29,767   Iberdrola SA                                          398,837
                                                            -------------
                                                                5,351,195
                                                            -------------
            SWEDEN--1.0%
   40,507   Morphic Technologies AB (b)                            63,897
   19,914   SKF AB                                                312,476
                                                            -------------
                                                                  376,373
                                                            -------------
            SWITZERLAND--0.2%
       72   Gurit Holding AG                                       67,591
                                                            -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


   SHARES   DESCRIPTION                                     VALUE
---------   ---------------------------------------------   -------------

            COMMON STOCKS (CONTINUED)
            UNITED KINGDOM--8.0%
    6,266   BP PLC ADR                                      $     435,926
  151,291   Clipper Windpower PLC (b)                           1,603,163
   47,071   Novera Energy PLC (b)                                  82,038
  195,058   Renewable Energy Regeneration                         423,490
    5,379   Royal Dutch Shell PLC ADR                             439,518
                                                            -------------
                                                                2,984,135
                                                            -------------
            UNITED STATES--16.1%
   17,053   AES  Corp (b)                                         327,588
    5,207   Allegheny Technologies, Inc.                          308,671
    6,926   Alliant Energy Corp.                                  237,285
    6,177   American Superconductor Corp. (b)                     221,445
    1,475   Ameron International Corp.                            176,971
   97,312   Broadwind Energy, Inc. (b)                          1,800,272
   46,355   Capstone Turbine Corp. (b)                            194,227
   18,518   China Wind Systems, Inc. (b)                           79,627
   73,547   Composite Technology Corp. (b)                         91,198
    8,036   El Paso Electric Co. (b)                              159,113
   13,400   Federal-Mogul Corp. (b)                               216,142
    5,090   FPL Group, Inc.                                       333,802
   14,710   General Electric Co.                                  392,610
    3,902   GreenHunter Energy, Inc. (b)                           53,301
    4,410   Kaydon Corp.                                          226,718
    7,827   NRG Energy, Inc. (b)                                  335,778
    4,338   Otter Tail Corp.                                      168,445
    6,601   Trinity Industries, Inc.                              228,989
    6,467   Woodward Governor Co.                                 230,613
    8,725   Zoltek Cos., Inc. (b)                                 211,582
                                                            -------------
                                                                5,994,377
                                                            -------------



            TOTAL INVESTMENTS--98.3%
            (Cost $38,566,689) (c)                             36,617,346
            NET OTHER ASSETS AND LIABILITIES -- 1.7%              649,049
                                                            -------------
            NET ASSETS--100.0%                              $  37,266,395
                                                            =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $270,885 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,220,228.

ADR - American Depositary Receipt.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
JUNE 30, 2008 (UNAUDITED)


A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows (See Note 1A):

  ------------------------------------------------- -------------------------
                                                          Investments
                                                         in Securities
                                                    -------------------------
  Level 1 - Quoted Prices                                 $ 36,617,346
  ------------------------------------------------- -------------------------
  Level 2 - Other Significant Observable Inputs
  ------------------------------------------------- -------------------------
  Level 3 - Significant Unobservable Inputs                          -
  ------------------------------------------------- -------------------------
  Total                                                   $ 36,617,346
  ------------------------------------------------- -------------------------



                        PORTFOLIO COMPOSITION BY INDUSTRY

                                                                      % OF
INDUSTRY                                                           NET ASSETS
---------------------------------------------------------- ------------------
Electrical Equipment                                                   36.89%
Independent Power Producers & Energy Traders                           22.72
Machinery                                                               9.78
Electric Utilities                                                      8.84
Oil, Gas & Consumable Fuels                                             5.72
Construction & Engineering                                              4.88
Multi-Utilities                                                         2.72
Industrial Conglomerates                                                2.61
Trading Companies & Distributors                                        1.07
Metals & Mining                                                         0.83
Chemicals                                                               0.75
Auto Components                                                         0.58
Building Products                                                       0.47
Aerospace & Defense                                                     0.20
Food & Staples Retailing                                                0.20
---------------------------------------------------------- ------------------
TOTAL INVESTMENTS                                                      98.26
NET OTHER ASSETS AND LIABILITIES                                        1.74
                                                           ------------------
TOTAL                                                                 100.00%
                                                           ==================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)


1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company that currently consists of four exchange-traded funds (each a "Fund" or collectively the "Funds") as follows:

          First Trust DJ STOXX(R) Select Dividend 30 Index Fund
          First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund First Trust Dow Jones Global Select Dividend Index Fund
          First Trust ISE Global Wind Energy Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding Index, which, in turn, could result in a difference between a Fund's performance and the performance of such Index.

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2008 (UNAUDITED)



Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

   o  Level 1 - quoted prices in active markets for identical securities
   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   o Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of June 30, 2008 is included with each Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded Master Limited partnerships and real estate investment trusts. Distributions from such investments may include a return of capital component.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2008 (UNAUDITED)


                             ADDITIONAL INFORMATION

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust DJ STOXX(R) Select Dividend 30 Index Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.


International Securities Exchange(TM), ISE(TM), and the ISE Global Wind Energy Index(TM) are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust ISE Global Wind Energy Index Fund is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 20, 2008
      ---------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 20, 2008
      ---------------------------------------------------



By: /s/ Mark R. Bradley
    ---------------------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: August 20, 2008
      ---------------------------------------------------